Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue

Note 7 - Revenue

The Company disaggregated revenue by type for the three and six months ended June 30, 2025 and June 30, 2024 is as follows:

	Three Months Ended June 30
	2025	2024
Account fee income	$1,009,730	$1,681,596
Loan interest income	555,971	1,836,092
Investment income	260,403	500,617
Safe Harbor Program income	19,230	19,230
Total	$1,845,334	$4,037,535

	Six Months Ended June 30
	2025	2024
Account fee income	$2,082,195	$3,302,590
Loan interest income	1,096,193	3,472,848
Investment income	560,838	1,274,436
Safe Harbor Program income	38,460	38,460
Total	$3,777,686	$8,088,334

Account fee income is generated from businesses maintaining accounts with the Company’s financial institution partners and includes deposit account fees, account activity fees, and onboarding income. These fees are recognized periodically in accordance with the fee schedule established with financial institution partners. The Company also earns income from outsourced support services provided to financial institutions offering banking solutions to the cannabis industry, with revenue recognized based on usage as specified in the agreements.

Loan interest income includes interest earned on both direct loans and loans under the PCCU CAA, which were indemnified until December 31, 2024. Following the elimination of the indemnification liability upon the execution of the amended PCCU CAA on December 31, 2024, the indemnified status was removed. Under the Amended PCCU CAA, the Company’s interest income on all loans with PCCU has been calculated using a loan yield allocation formula that incorporates the Constant Maturity US Treasury Rate from the Federal Reserve’s website, along with a proprietary risk rating formula to determine the fee split between the Company and PCCU.

Investment income is derived from interest earned on the daily deposit balances of cannabis businesses held with the Company’s financial institution partners and is recognized monthly based on the average net daily deposit balance.

Revenue from PCCU is as follows:

	Three Months Ended		Six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Deposit, activity, onboarding income	$808,848	$1,206,922	$1,565,275	2,424,598
Investment income	260,387	435,238	552,823	1,166,663
Loan interest income	506,233	1,836,092	1,046,455	3,472,848
Total	$1,575,468	$3,478,252	$3,164,553	$7,064,109

Account fees associated from revenue from PCCU were recorded under general and administrative expenses in the unaudited condensed consolidated statements of operations.

	Three Months Ended		Six Months ended
	June 30,		June 30,
	2 025	2024	2025	2024
Account hosting fees	$288,232	$121,108	$591,744	$225,367
Investment hosting fees	-	117,620	-	277,721
Loan servicing fees	-	36,156	-	72,057
Total	$288,232	$274,884	$591,744	$575,145

Note 12. Revenue

Disaggregated revenue

Revenue by type are as follows:

	Year ended December 31
	2024	2023
Account fee income	$6,447,201	$8,614,945
Investment income	2,092,863	5,844,836
Loan interest income	6,625,576	2,972,434
Safe Harbor Program income	76,920	130,688
Total Revenue	$15,242,560	$17,562,903

Account fee income is generated from businesses maintaining accounts with the Company’s financial institution partners and includes deposit account fees, account activity fees, and onboarding income. These fees are recognized periodically in accordance with the fee schedule established with financial institution partners. The Company also earns income from outsourced support services provided to financial institutions offering banking solutions to the cannabis industry, with revenue recognized based on usage as specified in the agreements.

Loan interest income consists of interest earned on both direct and indemnified loans under the PCCU CAA. The Company utilizes a fixed percentage fee structure, under which financial institutions receive a share of interest income from CRB-related loans.

Investment income is derived from interest earned on the daily deposit balances of cannabis businesses held with the Company’s financial institution partners and is recognized monthly based on the average net daily deposit balance.

The Safe Harbor Program provides financial institutions with a non-exclusive, non-transferable right to implement and utilize the documented process for managing compliance requirements.

Revenue from account fee income, loan interest income, and investment income is recognized at a point in time, while revenue from Safe Harbor Program income is recognized over time. Payments for all revenue streams, except for Safe Harbor Program income, are collected on a monthly basis. Under the Safe Harbor Program, any difference between amounts collected and revenue recognized as of the reporting date is recorded as contract assets and contract liabilities. Refunds are applicable only to account fees collected from clients and are granted as part of the ongoing business relationship with the customer.

Under the Company’s PCCU CAA, the Company is obligated to remit as a fee, 25% investment hosting fees to PCCU based on income which is classified as “General and Administrative Expenses” in the Consolidated Statements of Operations. During the year ended December 31, 2024, PCCU’s contributions to the Company’s revenues included $4,565,545 from deposits, activities, and client onboarding, $1,903,422 from investment income, and $6,254,175 from loan interest income. The associated expenses for these revenues were $452,371 for account hosting, $457,105 for investment hosting fees, and $143,217 for loan servicing fees, all in accordance with the PCCU CAA, classified as “General and Administrative Expenses” in the Consolidated Statements of Operations. During the year ended December 31, 2023, PCCU’s contributions to the Company’s revenues included $5,150,397 from deposits, activities, and client onboarding, $5,803,114 from investment income, and $2,883,192 from loan interest income. The related expenses for these revenue streams were $529,209 for account hosting, $1,445,517 for investment hosting fees, and $81,577 for loan servicing fees, all in compliance with the Loan Servicing Agreement, classified as “General and Administrative Expenses” in the Consolidated Statements of Operations.